Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated December 15, 2006

to the Mercantile Funds, Inc.

Statement of Additional Information (“SAI”) dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI. IT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following language is to be inserted as the last paragraph to the sub-section entitled “Directors and Officers” under the section entitled “Management of the Company.”:

From April 17, 2006 to December 4, 2006, Mr. Owsley was an Interested Director of the Company because he owned shares of Lincoln National Corporation, a “controlling person” for 1940 Act purposes of Delaware Management Company, which is the sub-adviser to the Capital Opportunities Fund.